Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2011	$ 40	$ 53,010	$ 31,727	$ (70)	$ 84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock-based compensation		88			88
Dividend paid			(3,990)		(3,990)
Net income			3,418		3,418
Other comprehensive income				180	180
Balance at Jun. 30, 2012	40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012	17,346,561
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock-based compensation		302			302
Net income			8,290		8,290
Other comprehensive income				438	438
Balance at Dec. 31, 2012					77,951
Balance at Mar. 31, 2012	40	53,053	30,015	99	83,207
Balance, shares at Mar. 31, 2012	17,346,561
Changes during period
Stock-based compensation		45			45
Net income			1,140		1,140
Other comprehensive income				11	11
Balance at Jun. 30, 2012	40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012	17,346,561
Balance at Mar. 31, 2013	40	53,449	25,801	496	79,786
Balance, shares at Mar. 31, 2013	17,346,561
Changes during period
Stock-based compensation		143			143
Dividend paid			(2,775)		(2,775)
Net income			1,734		1,734
Other comprehensive income				(61)	(61)
Balance at Jun. 30, 2013					$ 78,827